Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 28, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2027	¥ 10,057	$ 1,466
2028	4,946	721
2029	1,962	286
2030	586	85
2031	100	15
Total minimum lease payments	17,651	2,573
Less: amount representing interest	(853)	(124)
Operating Lease, Liability	¥ 16,798	$ 2,449